Equity (Details) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 28, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity
Common stock issued to shareholders of SPG in connection with separation	155,162,597
Limited partnership interest issued to unit holders of SPG L.P.	31,575,487
Reconciliation of beginning and ending carrying amounts of consolidated and combined equity
Balance				$ 1,884,525,000	$ 1,954,856,000	$ 1,954,856,000	$ 1,952,567,000	$ 1,619,940,000
Issuance of limited partner units				22,464,000
Noncontrolling interest in property				1,032,000
Equity-based compensation				1,266,000
Adjustments to noncontrolling interests						(349,000)	(179,000)	(878,000)
Distributions to SPG, net				(1,060,187,000)		(257,316,000)	(153,922,000)
Distributions on common shares/units				(47,055,000)
Purchase of noncontrolling interest				(845,000)
Net income		38,821,000	38,581,000	164,604,000	135,830,000	187,334,000	156,390,000	159,860,000
Balance		965,804,000		965,804,000		1,884,525,000	1,954,856,000	1,952,567,000
SPG
Reconciliation of beginning and ending carrying amounts of consolidated and combined equity
Balance				1,565,169,000	1,623,495,000	1,623,495,000	1,621,659,000	1,344,832,000
Issuance of shares in connection with separation				(711,281,000)
Distributions to SPG, net				(878,209,000)		(213,807,000)	(127,895,000)
Net income				24,321,000		155,481,000	129,731,000	132,543,000
Balance						1,565,169,000	1,623,495,000	1,621,659,000
Proceeds from debt issuance				1,000,000,000
Total Stockholders' Equity
Reconciliation of beginning and ending carrying amounts of consolidated and combined equity
Balance				1,565,169,000
Adjustments to noncontrolling interests				10,875,000
Distributions to SPG, net				(878,209,000)
Distributions on common shares/units				(38,797,000)
Net income				136,394,000
Balance		795,432,000		795,432,000
Common Stock
Reconciliation of beginning and ending carrying amounts of consolidated and combined equity
Issuance of shares in connection with separation				16,000
Balance		16,000		16,000
Capital in Excess of Par Value
Reconciliation of beginning and ending carrying amounts of consolidated and combined equity
Issuance of shares in connection with separation				711,265,000
Adjustments to noncontrolling interests				10,875,000
Balance		722,140,000		722,140,000
Retained Earnings
Reconciliation of beginning and ending carrying amounts of consolidated and combined equity
Distributions on common shares/units				(38,797,000)
Net income				112,073,000
Balance		73,276,000		73,276,000
Noncontrolling Interests
Reconciliation of beginning and ending carrying amounts of consolidated and combined equity
Balance				319,356,000	331,361,000	331,361,000	330,908,000	275,108,000
Issuance of limited partner units				22,464,000
Noncontrolling interest in property				1,032,000
Equity-based compensation				1,266,000
Adjustments to noncontrolling interests				(10,875,000)		(349,000)	(179,000)	(878,000)
Distributions to SPG, net				(181,978,000)		(43,509,000)	(26,027,000)
Distributions on common shares/units				(8,258,000)
Purchase of noncontrolling interest				(845,000)
Net income				28,210,000		31,853,000	26,659,000	27,317,000
Balance		$ 170,372,000		$ 170,372,000		$ 319,356,000	$ 331,361,000	$ 330,908,000